SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Information
SEGMENT INFORMATION

31       SEGMENT INFORMATION

The reportable operating segments have been identified as the Minosa Mine, Apoena Mine, the Aranzazu Mine, Almas Mine, Borborema Mine and Serra Grande Mine. The Company manages its business, including the allocation of resources and assessment of performance, on a project-by-project basis, except where the Company’s projects are substantially connected and share resources and administrative functions. The segments presented reflect the way in which the Company’s management reviews its business performance. Operating segments are reported in a manner consistent with the internal reporting provided to executive management who act as the chief operating decision makers. Executive management is responsible for allocating resources and assessing the performance of the operating segments.

For the year ended December 31, 2025, the Serra Grande Mine was included as a reportable operating segment, as it was acquired on December 01, 2025. For the year ended December 31, 2024, Borborema Mine was included as a reportable operating segment. Both became distinct areas of focus subject to regular review by Chief Operating Decision Maker (CODM).

For the years ended December 31, 2025, 2024 and 2023, segment information is as follows:

For the year ended December 31, 2025	Minosa Mine	Apoena Mine	Aranzazu Mine	Almas Mine	Borborema Mine	Serra Grande Mine	Total reportable segments	Non reportable segments (1)	Total

Revenue	230,518	120,389	246,405	195,981	108,202	20,238	921,733	-	921,733
Cost of goods sold	(80,847)	(44,153)	(95,140)	(57,232)	(28,459)	(10,306)	(316,137)	-	(316,137)
Depreciation and amortization	(5,002)	(14,489)	(27,690)	(12,508)	(7,177)	(3,857)	(70,723)	-	(70,723)
Gross profit	144,669	61,747	123,575	126,241	72,566	6,075	534,873	-	534,873

General and administrative expenses	(4,302)	(3,822)	(6,785)	(4,484)	(2,863)	(224)	(22,480)	(27,572)	(50,052)
Exploration expenses	(1,345)	(413)	(3,594)	(1,931)	(440)	(134)	(7,857)	(161)	(8,018)
Change in estimation for mine closure and restoration	-	(239)	-	-	-	(250)	(489)	-	(489)
Other income (expenses) , net	(8,455)	(1,751)	(714)	(4,869)	145	26	(15,618)	(1,829)	(17,447)
Operating income (loss)	130,567	55,522	112,482	114,957	69,408	5,493	488,429	(29,562)	458,867

Finance expense	(4,124)	(9,942)	(6,041)	(8,577)	(15,555)	669	(43,570)	(346,602)	(390,172)
Finance income	331	669	235	4,351	339	-	5,925	3,166	9,091
Interest expense on loans and debentures	(1,368)	(4,810)	(2,275)	(14,326)	(3,134)	-	(25,913)	-	(25,913)
Income (loss) before income taxes	125,406	41,439	104,401	96,405	51,058	6,162	424,871	(372,998)	51,873

Current tax	(34,573)	(4,066)	(32,727)	(37,314)	(22,556)	-	(131,236)	(7,595)	(138,831)
Deferred tax	4,361	(20)	(8,944)	7,038	5,991	(1,753)	6,673	945	7,618
Income taxes	(30,212)	(4,086)	(41,671)	(30,276)	(16,565)	(1,753)	(124,563)	(6,650)	(131,213)
(Loss) / Profit for the year	95,194	37,353	62,730	66,129	34,493	4,409	300,308	(379,648)	(79,340)

Property, plant and equipment	70,928	77,081	132,240	157,034	242,987	141,589	821,859	123,495	945,354
Total assets	108,077	201,519	428,473	325,020	162,565	196,800	1,422,454	186,542	1,608,996
Total liabilities	94,085	135,387	121,689	259,374	156,520	95,493	862,548	480,711	1,343,259
Purchase of property, plant and equipment	11,720	34,652	29,209	23,402	56,682	3,784	159,449	19,985	179,434

(1) Non Reportable segments are composed by Matupá, Tolda Fria, Carajás and Era Dorada Projects.

For the year ended December 31, 2024	Minosa Mine	Apoena Mine	Aranzazu Mine	Almas Mine	Borborema Mine	Total reportable segments	Non reportable segments (1)	Total
Revenue	177,692	90,273	196,787	129,411	-	594,163	-	594,163
Cost of goods sold	(88,999)	(46,398)	(94,198)	(51,451)	-	(281,046)	-	(281,046)
Depletion and amortization	(5,873)	(16,477)	(25,538)	(13,959)	-	(61,847)	-	(61,847)
Gross profit	82,820	27,398	77,051	64,001	-	251,270	-	251,270

General and administrative expenses	(4,383)	(4,481)	(7,143)	(2,808)	(849)	(19,664)	(13,609)	(33,273)
Exploration expenses	(1,107)	(368)	(4,673)	(1,134)	(305)	(7,587)	(6,374)	(13,961)
Change in estimation for mine closure and restoration	-	1,330	-	-	-	1,330	-	1,330
Other income (expense), net	(1,899)	317	(1,840)	74	(1)	(3,349)	2,082	(1,267)
Operating income/(loss)	75,431	24,196	63,395	60,133	(1,155)	222,000	(17,901)	204,099

Finance expense	(5,411)	(16,034)	(2,077)	(14,357)	(14,871)	(52,750)	(103,765)	(156,515)
Finance income	180	704	-	1,936	1,636	4,456	1,647	6,103
Interest expense on loans and debentures	(1,899)	317	(1,840)	74	(2)	(3,350)	2,083	(1,267)
Income/(Loss) before income taxes	68,301	9,183	59,478	47,786	(14,392)	170,356	(117,936)	52,420

Current tax	(19,174)	(1,984)	(15,859)	(13,010)	-	(50,027)	(2,944)	(52,971)
Deferred tax	(764)	(2,286)	(15,080)	(10,393)	-	(28,523)	(1,197)	(29,720)
Income taxes	(19,938)	(4,270)	(30,939)	(23,403)	-	(78,550)	(4,141)	(82,691)
(Loss) / Profit for the year	48,363	4,913	28,539	24,383	(14,392)	91,806	(122,077)	(30,271)

Property, plant and equipment	62,566	62,779	127,509	145,296	184,092	582,242	28,542	610,784
Total assets	90,620	189,770	346,398	301,453	135,152	1,063,393	16,869	1,080,262
Total liabilities	94,976	139,871	102,365	232,488	151,233	720,933	136,374	857,307
Purchase of property, plant and equipment	9,983	5,580	29,350	13,865	117,187	175,965	4,612	180,577

(1) Non Reportable segments are composed by Matupá, Tolda Fria, Carajás and Era Dorada Projects.

For the year ended December 31, 2023	Minosa Mine (1)	Apoena Mine (2)	Aranzazu Mine	Almas Mine	Borborema Project (Recast)	Total reportable segments (Recast)	All other segments (Recast)	Total
Revenue	122,046	83,784	176,814	34,250	-	416,894	-	416,894
Cost of goods sold	(82,893)	(51,865)	(87,168)	(22,135)	-	(244,061)	-	(244,061)
Depletion and amortization	(5,325)	(17,554)	(20,391)	(3,546)	-	(46,816)	-	(46,816)
Gross profit	33,828	14,365	69,255	8,569	-	126,017	-	126,017

General and administrative expenses	(4,543)	(4,835)	(3,860)	(2,084)	(1,086)	(16,408)	(10,803)	(27,211)
Exploration expenses	(289)	(238)	(6,916)	-	-	(7,443)	(4,338)	(11,781)
Other income (expense), net	(1,043)	(24)	(944)	(1,599)	(25)	(3,635)	4,295	660
Operating income/(loss)	27,953	9,268	57,535	4,886	(1,111)	98,531	(10,846)	87,685

Finance expense	(4,715)	(9,966)	(925)	(740)	-	(16,346)	(25,194)	(41,540)
Finance income	109	694	104	405	1,065	2,377	2,248	4,625
Interest in debt	(2,111)	(4,719)	(2,871)	(2,763)	-	(12,464)	-	(12,464)
Income/ (Loss) before income taxes	21,236	(4,723)	53,843	1,788	(45)	72,098	(33,792)	38,306

Current tax	(7,048)	(705)	(10,533)	(512)	-	(18,798)	-	(18,798)
Deferred tax	860	1,040	(234)	9,615	-	11,281	1,091	12,372
Income taxes	(6,188)	335	(10,767)	9,103	-	(7,517)	1,091	(6,426)
(Loss) / Profit for the year	15,048	(4,388)	43,076	10,891	(45)	64,582	(32,702)	31,880

Property, plant and equipment	55,362	83,095	121,445	145,316	59,557	464,775	23,958	488,733
Total assets	58,905	186,537	286,344	157,382	194,872	884,040	39,784	923,824
Total liabilities	80,902	158,389	70,846	109,064	136,961	556,162	52,860	609,022
Purchase of property, plant and equipment	6,383	17,789	24,502	40,612	2,588	91,874	4,220	96,094

(1) Non Reportable segments are composed by Matupá, Tolda Fria, Carajás and Era Dorada Projects.